Offerings	Nov. 17, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2025 Series B
Amount Registered | shares	200,000,000
Maximum Aggregate Offering Price	$ 205,108,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,325.41
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-286383-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	2025 Series C
Amount Registered | shares	200,000,000
Maximum Aggregate Offering Price	$ 206,888,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 28,571.23
Offering Note	This registration fee table shall be deemed to update the "Calculation of Registration Fee" in the Company's Registration Statement on Form S-3 (File No. 333-286383-01) in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended.